SCHEDULE OF INVESTMENTS

Delaware Ivy California Municipal High Income Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California - 91.0%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(A)	$1,000	$88
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Gold Country Stlmt Funding Corp.), Ser 2020B-1, 4.000%, 6-1-49	250	283
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Merced Cnty Tob Funding Corp.), Ser 2020B, 5.000%, 6-1-50	250	297
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Sonoma Cnty Securitization Corp.), Ser 2020B-2, 0.000%, 6-1-55(A)	250	63
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A, 5.000%, 12-1-48	250	301
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4-1-47	300	351
CA Muni Fin Auth, Charter Sch Rev Bonds (Learning Choice Academy), Ser 2021A, 4.000%, 7-1-31	100	115

CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A, 5.000%, 7-1-49	300	347
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11-1-46	500	573
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018, 5.000%, 10-1-27	250	305
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-32	425	535
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7-1-37	250	300
5.000%, 7-1-42	250	298
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A, 4.000%, 10-1-28	290	333
CA Muni Fin Auth, Spl Fac Rev Bonds (Utd Airlines, Inc. Los Angeles Intl Arpt Proj), Ser 2019, 4.000%, 7-15-29	250	287
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	250	277
5.000%, 12-31-47	250	297

CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC - West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC), 4.000%, 5-15-48	300	339
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1, 3.375%, 7-1-25	300	327
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019, 5.000%, 11-21-45	250	297
CA Sch Fin Auth, Charter Sch Rev Bonds (Classical Academies Proj), Ser 2020A, 5.000%, 10-1-50(B)	250	295
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A, 5.000%, 6-1-43	250	280
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	357
5.000%, 6-1-37	330	374

CA Sch Fin Auth, Charter Sch Rev Bonds (Russell Westbrook Why Not Academy - Oblig Group), Ser 2021A, 4.000%, 6-1-51	250	256
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016: 5.000%, 8-1-41	250	282
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A, 5.000%, 8-1-48	250	293
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7-1-49	300	338
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12-1-56	250	290
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12-1-44	250	281
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9-1-43	250	262
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2, 5.000%, 9-1-47	150	167
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	217
4.250%, 9-1-47	300	326
CSCDA Cmnty Impvt Auth, Essential Hsng Rev Bonds, Ser 2021A, 4.000%, 8-1-56(B)	300	311

Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	300	331
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	450	553
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6-1-37	105	107
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	500	510
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2, 5.000%, 6-1-47	250	255
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9-1-33	500	590
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A, 5.500%, 11-15-37	165	246
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5-15-46	300	350

Los Angeles, CA, Hsng Auth, Mtg Rev Bonds (Union Port Proj), Ser 2021A, 4.000%, 6-1-30	135	159
Los Angeles, CA, Hsng Auth, Mtg Rev Rfdg Bonds (Union Port Proj), Ser 2020A, 3.250%, 6-1-35	250	265
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11-1-34	300	459
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9-1-46	300	349
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A, 5.000%, 2-1-24	250	251
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9-1-42	130	144
5.000%, 9-1-47	230	255
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017, 5.000%, 9-1-47	135	157
Oro Grande Elem Sch Dist, Rfdg Cert of Part, Ser 2020, 4.000%, 9-15-32	300	325
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9-1-46	250	285

Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9-1-35	250	295
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9-1-41	250	286
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9-1-42	250	261
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A, 5.000%, 7-1-27	100	121
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	250	284
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3-1-47	200	235
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	250	257
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 5.000%, 11-1-33	295	399
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H, 5.000%, 4-1-26	300	355

Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8-1-40	250	278
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6-1-46(A)	300	55
WA Township Hlth Care Dist Rev Bonds, Ser 2017A, 3.750%, 7-1-31	255	280
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A, 5.000%, 9-1-29	250	297
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017, 5.000%, 9-1-47	300	340
		19,676

Puerto Rico - 7.8%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35(C)	360	320
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4, 5.250%, 7-1-30	135	136
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.000%, 7-1-37(C)	425	424
5.500%, 7-1-39(C)	125	118
7.500%, 8-20-40	370	353
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	133
5.250%, 7-1-33	50	55

PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2018A-1:
0.000%, 7-1-46(A)	210	71
0.000%, 7-1-51(A)	295	73

		1,683

TOTAL MUNICIPAL BONDS – 98.8%		$21,359
(Cost: $19,614)

SHORT-TERM SECURITIES	Shares

Money Market Funds(D) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	92	92

TOTAL SHORT-TERM SECURITIES – 0.4%		$92
(Cost: $92)

TOTAL INVESTMENT SECURITIES – 99.2%		$21,451
(Cost: $19,706)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		170

NET ASSETS - 100.0%		$21,621

Notes to Schedule of Investments

(A)	Zero coupon bond.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $606 or 2.8% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D) Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$21,359	$—
Short-Term Securities	92	—	—
Total	$92	$21,359	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$19,706

Gross unrealized appreciation	1,746
Gross unrealized depreciation	(1)

Net unrealized appreciation	$1,745